Condensed Combined and Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Research and Development Expense [Member]
Share-based compensation expense	$ 203,406	$ 2,372,150	$ 799,377	$ 1,192,770
Research and Development Expense [Member] | Roivant Sciences Ltd. (RSL) [Member]
Costs allocated from related party	843,773	152,435	2,734,441	3,582,269
General and Administrative Expense [Member]
Share-based compensation expense	249,716	1,337,302	38,697	115,494
General and Administrative Expense [Member] | Roivant Sciences Ltd. (RSL) [Member]
Costs allocated from related party	$ 369,279	$ 513,995	$ 292,723	$ 1,179,789